UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

                                          6325 La Valle Plateada

                                                   P.O. Box 205

                                           Rancho Santa Fe, CA

                                             92067

                                                            (Address of principal executive offices)

                                                         (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Fund

		Schedule of Investments
		December 31, 2005 (Unaudited)

Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS

Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell International Inc.		$ 37,250	1.81%

Beverages
1,000	Coca-Cola Co.		40,310	1.96%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
2,400	HJ Heinz Co.		80,928	3.93%

Electric Services
2,000	American Electric Power Co. Inc.		74,180
1,000	Entergy Corp.		68,650
2,000	Southern Co.		69,060
			211,890	10.29%

Electronic & Other Electrical
2,000	General Electric Co.		70,100	3.40%

Food and Kindred Products
3,000	Sara Lee Corp.		56,700	2.75%

Lumber & Wood Products
2,000	Weyerhaeuser Co.		132,680	6.44%

National Commercial Banks
1,600	Bank of America Corp.		73,840
1,500	Citigroup Inc.		72,795
1,584	JP Morgan Chase & Co.		62,869
1,600	Wells Fargo & Co.		100,528
			310,032	15.05%

Petroleum Refining
1,000	Chevron Corp.		56,770
1,500	Exxon Mobil Corp.		84,255
			141,025	6.85%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	EI DuPont de Nemours & Co.		68,000	3.30%

Retail - Department Stores
1,000	Federated Department Stores Inc.		66,330	3.22%

Retail - Eating Places
2,000	McDonald's Corp.		67,440	3.27%

Retail - Women's Clothing Stores
3,000	Limited Brands Inc.		67,050	3.25%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Raytheon Co.		80,300	3.90%

Services - Miscellaneous Amusement
1,600	Harrah's Entertainment Inc.		114,064	5.53%

Total for Common Stocks (Cost $1,519,172)			1,544,099	74.95%

UNIT INVESTMENT TRUSTS
1,000	DIAMONDS Trust (Cost $106,460)		106,950

Total for Unit Investment Trusts			106,950	5.19%

Cash Equivalents
82,503	Fidelity Money Market Pt Cl Sel Rate 3.87% *		82,503
82,503	First American Prime Obligation Fund Cl Y Rate 3.85% *		82,503
107,435	First American Government Obligation Fund Cl Y Rate 3.81% *		107,435
82,503	Short Term Investments Trust Treasury Portfolio Rate 3.75% *		82,503
91,637	Principal Cash		91,637
Total for Cash Equivalents (Cost $446,583)			446,583	21.68%

	Total Investments		2,097,632	101.82%
	(Identified Cost $2,072,215)

	Liabilities in excess of Other Assets		(37,590)	-1.82%

	Net Assets		$ 2,060,042	100.00%

CALL OPTIONS WRITTEN
		Shares
Underlying Security		Subject	Fair Value
Expiration Date/Exercise Price		to Call

American Electric Power Co. Inc.
February 2006 Calls @ 40.00		1,200	180

Citigroup Inc.
March 2006 Calls @ 50.00		1,000	750

Coca-Cola Co.
May 2006 Calls @ 42.50		1,000	700

DIAMONDS Trust
March 2006 Calls @ 110.00		1,000	1,100

EI DuPont de Nemours & Co.
January 2006 Calls @ 50.00		800	40

Entergy Corp.
January 2006 Calls @ 75.00		1,000	100

Exxon Mobil Corp.
January 2006 Calls @ 45.00		1,000	11,300

General Electric Co.
January 2006 Calls @ 35.00		1,000	500

Federated Department Stores Inc.
Febuary 2006 Calls @ 75.00		1,000	450

Harrah's Entertainment Inc.
January 2006 Calls @ 70.00		900	2,250

HJ Heinz Co.
January 2006 Calls @ 40.00		1,800	180

Honeywell International Inc.
January 2006 Calls @ 40.00		1,000	50

Limited Brands Inc.
May 2006 Calls @ 25.00		3,000	2,100

McDonald's Corp.
January 2006 Calls @ 35.00		2,000	500

Southern Co.
Febuary 2006 Calls @ 35.00		1,000	550

Wells Fargo & Co.
January 2006 Calls @ 60.00		800	2,360
April 2006 Calls @ 60.00		800	3,200
			5,560

Weyerhaeuser Co.
January 2006 Calls @ 70.00		1,000	100
April 2006 Calls @ 70.00		1,000	1,850
			1,950

Total (Premiums Received $33,389)			$ 28,260

* Variable rate security; the coupon rate shown represents the rate at December 31, 2005
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,072,215 amounted to $30,545, which consisted of aggregate gross unrealized appreciation of $82,934 and aggregate gross unrealized depreciation of $52,389.

Item 1. Schedule of Investments.

Neiman Small Cap Value Fund

	Schedule of Investments
	December 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
200	UICI	$ 7,102	3.36%

Fire, Marine & Casualty Insurance
700	First Acceptance Corp. *	7,203
200	Midland Co.	7,208
200	RLI Corp.	9,974
200	Safety Insurance Group Inc.	8,074
200	State Auto Financial Corp.	7,292
400	United America Indemnity, Ltd *	7,344
		47,095	22.25%

General Industry Machinery & Equipment
100	Gardner Denver Inc. *	4,930	2.33%

Life Insurance
100	Delphi Financial Group Inc.	4,601
200	FBL Financial Group Inc.	6,562
		11,163	5.28%

Miscellaneous Electrical Machinery
200	Rofin-Sinar Technologies Inc. *	8,694	4.11%

National Commercial Banks
100	First Community Bancorp.	5,437	2.57%

Printed Circuit Boards
200	Benchmark Electronics Inc. *	6,726	3.18%

Radio Broadcasting Stations
500	Citadel Broadcasting Corp.	6,720	3.18%

Real Estate
300	W P Carey & Co. LLC	7,608	3.60%

Retail- Shoe Stores
400	Finish Line, Inc.	6,968	3.29%

Savings Institution, Federally Chartered
400	Commercial Capital Bankcorp Inc.	6,848
200	Umpqua Holdings Corp.	5,706
		12,554	5.92%

Semiconductors & Related Devices
500	Omnivision Technologies Inc. *	9,980	4.72%

Services- Personal Services
200	Jackson Hewitt Tax Service Inc.	5,542	2.62%

Services- Prepackaged Software
300	Take-Two Interactive Software Inc. *	5,310	2.51%

State Commercial Banks
300	Fremont General Corp.	6,969	3.29%

Surety Insurance
200	Triad Guaranty Inc. *	8,798	4.16%

Surgical & Medical Instruments
200	Orthofix International NV *	7,978	3.77%

Title Insurance
200	Stewart Information Services Corp.	9,734	4.60%

Wholesale- Metals Service Centers & Offices
200	Reliance Steel & Aluminum Co.	12,224	5.77%

Wholesale- Miscellaneous Durable Goods
200	RC2 Corp. *	7,104	3.36%

Total for Common Stocks (Cost $188,315)		198,636	93.87%

Cash Equivalents
5,568	Fidelity Money Market Pt Cl Sel Rate 3.87% **	5,568
15,121	First American Prime Obligation Fund Cl Y Rate 3.85% **	15,121
700	First American Government Obligation Fund Cl Y Rate 3.81% **	700
432	Short Term Investments Trust Treasury Portfolio Rate 3.75% **	432
Total for Cash Equivalents (Cost $21,821)		21,821	10.31%

	Total Investments	220,457	104.18%
	(Identified Cost $210,136)

	Liabilities in excess of Other Assets	(8,856)	-4.18%

	Net Assets	$ 211,601	100.00%

* Non-Income Producing Securities
** Variable rate security; the coupon rate shown represents the rate at December 31, 2005
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

NEIMAN SMALL CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $210,136 amounted to $10,321, which consisted of aggregate gross unrealized appreciation of $12,581 and aggregate gross unrealized depreciation of $2,260.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                   2-28-2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                   2-28-2006

By : /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                   2/28/06